Stockholder's Deficit (Details) - USD ($)	1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 26, 2026	Sep. 02, 2025	Mar. 12, 2026	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Short-Term Debt [Line Items]
Exercise price	9.00					4.74	9.53
Risk-free interest rate	3.54%						3.70%
Volatility	73.00%					59.00%	52.00%
Expected life (years)							9 months 25 days
Expected life (years)						45.00%	41.00%
Number of shares stock option outstanding				$ 6,850,000
Weighted Average Exercise Price Beginning balance				$ 7.42	$ 7.42	$ 7.42
Weighted Average Remaining Life Granted				5 years	5 years 2 months 23 days		5 years 2 months 23 days	5 years 2 months 23 days
Number of shares outstanding granted				1,000,000	6,850,000		6,850,000
Weighted Average Exercise Price granted							$ 7.42
Number of shares outstanding expired
Weighted Average Exercise Price Expired
Number of shares outstanding exercised				(3,600,000)
Weighted Average Exercise Price granted				$ (8.04)
Weighted Average Remaining Life Forfeited				4 years 4 months 17 days
Weighted Average Exercise Price granted				$ 8.37			$ 7.42
Number of shares stock option outstanding				$ 4,250,000	$ 6,850,000	$ 4,250,000
Weighted Average Exercise Price ending balance				$ 7.75	$ 7.42	$ 7.75	$ 7.42
Weighted Average Remaining Life Outstanding				5 years 10 months 6 days			5 years 2 months 23 days
Warrants [Member]
Short-Term Debt [Line Items]
Number of shares stock option outstanding				$ 7,109,483	$ 7,304,992	$ 7,304,992
Weighted Average Exercise Price Beginning balance				$ 11.02			$ 11.50
Weighted Average Remaining Life Granted				5 years	4 years 9 months 14 days
Number of shares outstanding granted				1,333,333	300,000
Weighted Average Exercise Price granted							0.01
Number of shares outstanding expired
Weighted Average Exercise Price Expired
Number of shares outstanding exercised				(46,747)	(495,509)
Weighted Average Exercise Price granted				$ (11.50)			$ (11.50)
Weighted Average Remaining Life Forfeited				4 years 6 months 21 days	4 years 9 months 14 days
Weighted Average Remaining Life Granted					4 years 6 months 21 days
Weighted Average Exercise Price granted				$ 9.00
Number of shares stock option outstanding				$ 8,396,069	$ 7,109,483	$ 8,396,069	$ 7,304,992
Weighted Average Exercise Price ending balance				$ 10.69	$ 11.02	$ 10.69		$ 11.50
Weighted Average Remaining Life Outstanding				4 years 4 months 28 days
Minimum [Member]
Short-Term Debt [Line Items]
Risk-free interest rate						3.68%
Expected life (years)						5 months 12 days
Maximum [Member]
Short-Term Debt [Line Items]
Risk-free interest rate						3.67%
Expected life (years)						3 months 25 days
Black Scholes Model [Member]
Short-Term Debt [Line Items]
Expected life (years)		0.00%	0.00%
Black Scholes Model [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Exercise price		3.27	9.26				3.27
Risk-free interest rate		3.58%	3.74%				3.58%
Volatility		101.40%	73.00%				101.40%
Expected life (years)	5 years	3 years 2 months 8 days	4 years				3 years 2 months 8 days
Expected life (years)							0.00%
Black Scholes Model [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Exercise price		9.09	7.47				9.09
Risk-free interest rate		3.91%	3.84%				3.91%
Volatility		114.40%	86.30%				114.40%
Expected life (years)		5 years	4 years 6 months				5 years